Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
Level within the fair value hierarchy at which the Company's financial assets and financial liabilities are measured [Line Items]
Fair Value Measurements	FAIR VALUE MEASUREMENTS

The Plan’s estimates of fair value for financial assets are based on the framework established in the fair value accounting guidance.  The framework is based on the inputs used in valuation, gives the highest priority to quoted prices in active markets and requires that observable inputs be used in the valuations when available. The disclosure of fair value estimates in the fair value accounting guidance hierarchy is based on whether the significant inputs into the valuation are observable. In determining the level of the hierarchy in which the estimate is disclosed, the highest priority is given to unadjusted quoted prices in active markets and the lowest priority to unobservable inputs that reflect the Plan’s significant market assumptions.  The level in the fair value hierarchy within which the fair value measurement is reported is based on the lowest level input that is significant to the measurement in its entirety.  The three levels of the hierarchy are as follows:

•Level 1 - Unadjusted quoted market prices for identical assets in active markets that the Plan has the ability to access.

•Level 2 - Quoted prices for similar assets in active markets; quoted prices for identical or similar assets in inactive markets; or valuations based on models where the significant inputs are observable (e.g., interest rates, yield curves, prepayment speeds, default rates, loss severities, etc.) or can be corroborated by observable market data.

•Level 3 - Valuations based on models where significant inputs are not observable.  The unobservable inputs reflect the Plan’s own assumptions about the inputs that market participants would use.

Valuation of Investments Reported at Fair Value in Financial Statements

The fair value of a financial instrument is the estimated amount at which the instrument could be exchanged in an orderly transaction between knowledgeable, unrelated, willing parties, i.e., not in a forced transaction.  The estimated fair value of a financial instrument may differ from the amount that could be realized if the security was sold in an immediate sale, e.g., a forced transaction.  Additionally, the valuation of investments is more subjective when markets are less liquid due to the lack of market based inputs, which may increase the potential that the estimated fair value of an investment is not reflective of the price at which an actual transaction would occur.

For investments that have quoted market prices in active markets, the Plan uses the unadjusted quoted market prices as fair value and includes these prices in the amounts disclosed in Level 1 of the hierarchy.  The Plan receives the quoted market prices from third party, nationally recognized pricing services.  When quoted market prices are unavailable, the Plan utilizes these pricing services to determine an estimate of fair value.  The fair value estimates provided from these pricing services are included in the amount disclosed in Level 2 of the hierarchy.  If quoted market prices and an estimate from a pricing service are unavailable, the Plan produces an estimate of fair value based on internally developed valuation techniques, which, depending on the level of observable market inputs, will render the fair value estimate as Level 2 or Level 3.  Where applicable, the Plan bases its estimates of fair value for assets on the bid price as it represents what a third-party market participant would be willing to pay in an arm’s length transaction.

Plan investments (excluding fully benefit-responsive investment contracts) are stated at fair value as of December 31, 2025 and 2024, except for short-term money-market investments that are valued at cost plus accrued interest, which approximates their fair value and are included in Level 1.

The mutual funds are deemed to have a readily determinable fair value, and are valued at their quoted net asset value.  The Plan receives prices daily at the close of trading from a nationally recognized pricing service that are based on observable market transactions and includes these estimates in the amount disclosed in Level 1.

The unit interests in the collective/common trust funds are deemed to have a readily determinable fair value, and are valued at the net asset value per unit, which is the basis for current transactions and is published by the sponsor of the collective/common trust funds. The Plan reports the net asset value of these unit interests in Level 2.

Common stocks traded on national securities exchanges are valued at their closing market prices and are included in Level 1.

For the majority of Fidelity BrokerageLink investments, the Plan receives prices from a nationally recognized pricing service that are based on observable market transactions and includes these estimates in the amount disclosed in Level 1 (common stock, mutual funds, preferred stock, and government bonds).  When current market quotes in active markets are unavailable for certain equities, the Plan receives an estimate of fair value from the external pricing service.  The Plan includes the fair value estimate for these equities in Level 2. The fair value of the certificates of deposit is estimated using the external pricing service, and is disclosed in Level 2. The fair value of the corporate bonds is provided by the external pricing service, and is disclosed in Level 2 since significant inputs are market observable.

The following tables present the level within the fair value hierarchy at which the Plan’s financial assets are measured on a recurring basis (in thousands).

At December 31, 2025	Total	Level 1	Level 2	Level 3
Invested assets
Mutual funds	$5,854,512	$5,854,512	$—	$—
Collective/common trust funds	3,966,192	—	3,966,192	—
Common stock	467,440	467,440	—	—
Fidelity BrokerageLink investments	458,680	437,929	20,751	—
Short-term money-market investments	21,062	21,062	—	—
Total	$10,767,886	$6,780,943	$3,986,943	$—

At December 31, 2024	Total	Level 1	Level 2	Level 3
Invested assets
Mutual funds	$5,482,287	$5,482,287	$—	$—
Collective/common trust funds	3,215,713	—	3,215,713	—
Common stock	429,670	429,670	—	—
Fidelity BrokerageLink investments	398,853	372,682	26,171	—
Short-term money-market investments	15,275	15,275	—	—
Total	$9,541,798	$6,299,914	$3,241,884	$—

The Plan had no financial assets that were measured at fair value on a non-recurring basis during the years ended December 31, 2025 and 2024.